Segment Reporting (Details) - Schedule of segment information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 13,272,075	$ 14,690,295	$ 10,313,512
Cost of revenue	7,169,404	7,759,872	5,164,178
Gross profit	6,102,671	6,930,423	5,149,334
Net income (loss)	(1,288,205)	506,769	(164,029)
Interest expense	(35,457)	(98,033)	(108,852)
Provision for income tax	9,547	16,277	14,584
Depreciation and amortization	701,461	605,253	485,826
Capital expenditures	860,034	2,038,054	574,333
China [Member]
Segment Reporting Information [Line Items]
Revenue	9,491,208	12,796,089	8,973,742
Cost of revenue	5,080,616	6,582,462	4,410,288
Gross profit	4,410,592	6,213,627	4,563,454
Net income (loss)	924,321	2,027,809	1,477,377
Interest expense	(35,457)	(98,033)	(108,852)
Provision for income tax	9,547	16,277	14,584
Depreciation and amortization	385,736	317,702	276,981
Capital expenditures	671,965	1,096,051	262,284
United States [Member]
Segment Reporting Information [Line Items]
Revenue	3,780,867	1,894,206	1,339,770
Cost of revenue	2,088,788	1,177,410	753,890
Gross profit	1,692,079	716,796	585,880
Net income (loss)	(2,212,526)	(1,521,040)	(1,641,406)
Interest expense
Provision for income tax
Depreciation and amortization	315,725	287,551	208,845
Capital expenditures	$ 188,069	$ 942,003	$ 312,049